UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51W 52 nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------


      SHARES                                                                                    FAIR VALUE
-----------------------------------------------------------------------------------------------------------
              INVESTMENTS IN SECURITIES (69.69%)
              ----------------------------------
              COMMON STOCK (30.36%)
              ---------------------
              DISPOSABLE MEDICAL EQUIPMENT (5.01%)
    195,706   Volcano Corp. *                                                                   $ 2,446,325
                                                                                                -----------

              MEDICAL - BIOMEDICAL/GENETICS (11.33%)
    577,021   Aryx Therapeutics, Inc. *,(b)                                                       4,356,508
     94,827   Aryx Therapeutics, Inc. *                                                             753,875
     91,000   BioCryst Pharmaceuticals, Inc. *                                                      419,510
                                                                                                -----------
                                                                                                  5,529,893
                                                                                                -----------

              MEDICAL - DRUGS (3.63%)
    149,995   Biodel, Inc. *                                                                      1,627,446
    100,816   EPIX Pharmaceuticals, Inc. *                                                          144,167
                                                                                                -----------
                                                                                                  1,771,613
                                                                                                -----------

              PATIENT MONITORING EQUIPMENT (3.83%)
    129,785   Insulet Corp., *                                                                    1,868,904
                                                                                                -----------

              THERAPEUTICS (6.56%)
  1,178,752   Arius Research, Inc. (Canada) *,**                                                  1,840,417
    193,188   AVANIR Pharmaceuticals-Cl. A *                                                        195,101
    193,300   Vivus, Inc. *                                                                       1,165,599
                                                                                                -----------
                                                                                                  3,201,117
                                                                                                -----------
              TOTAL COMMON STOCK (Cost $12,953,305)                                              14,817,852
                                                                                                -----------

              PREFERRED STOCKS (39.33%)
              -------------------------
              DRUG DISCOVERY/DRUG DEVELOPMENT (33.36%)
    558,964   Acceleron Pharmaceuticals, Inc. Series B *,(a)                                      1,453,306
     86,977   Acceleron Pharmaceuticals, Inc. Series C Pfd *,(a)                                    226,140
    154,919   Cerimon Pharmaceuticals Series A Pfd *,(a)                                            413,634
    154,919   Cerimon Pharmaceuticals, Inc. *,(a)                                                   413,634
  1,574,345   ChemoCentryx, Series B *,(a)                                                        5,510,208
    242,674   ChemoCentryx, Series C *,(a)                                                          849,359
    476,436   Emphasys Medical, Inc., Series D *,(a)                                              1,143,446
     68,939   Emphasys Medical, Inc., Series E *,(a)                                                165,454
    165,453   Innovative Spinal Technologies Bridge Loan *,(a)                                      165,453
  1,050,365   Innovative Spinal Technologies, Inc., Series B-1 *,(a)                                559,099
    967,142   Innovative Spinal Technologies, Inc., Series B-2 *,(a)                                514,801
    265,150   Sapphire Therapeutics, Inc. *,(a)                                                     620,451
    157,860   Sapphire Thereputics BRI *,(a)                                                        157,860
     13,016   superDimension, Ltd. Series C1 *,(a)                                                  278,933
    134,026   superDimension, Ltd. Series C2 *,(a)                                                2,872,177
      1,300   superDimension, Ltd.,Series B *,(a)                                                   943,384
                                                                                                -----------
                                                                                                 16,287,339
                                                                                                -----------

              MEDICAL - BIOMEDICAL/GENETICS (2.33%)
    316,091   Macrogenics, Inc., Series A-1 & A-2 *,(a)                                             128,200

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------


      SHARES                                                                                    FAIR VALUE
-----------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (CONTINUED)
              ----------------------------
              MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
    982,489   Macrogenics, Inc., Series B *,(a)                                                 $   398,478
  1,504,459   Macrogenics, Inc., Series C *,(a)                                                     610,178
    369,549   Molecular Staging, Inc., Series D *,(a)                                                    --
                                                                                                -----------
                                                                                                  1,136,856
                                                                                                -----------

              MEDICAL PRODUCTS (0.00%)
    395,114   Amphora Discovery Corp., Series A *,(a)                                                    --
                                                                                                -----------

              RESEARCH PRODUCT/TECHNOLOGY PLATFORM (3.64%)
    376,770   Amnis Corp., Series C-1 *,(a)                                                         127,269
  2,438,743   Amnis Corp., Series C-2 *,(a)                                                         823,785
    827,267   Supernus Pharmaceuticals, Inc. *,(a)                                                  827,267
                                                                                                -----------
                                                                                                  1,778,321
                                                                                                -----------
              TOTAL PREFERRED STOCKS (Cost $16,222,460)                                          19,202,516
                                                                                                -----------

              WARRANTS (0.00%)
              ----------------
              DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
     13,788   (Pvt.W) Ist Warrant                                                                        --
    101,804   Innovative Spinal Technologies $0.5323, 1/4/2014 *                                         --
     91,624   Innovative Spinal Technologies $0.5323, 1/4/2014 *                                         --
                                                                                                -----------
                                                                                                         --
                                                                                                -----------
              TOTAL WARRANTS (Cost $--)                                                                  --
                                                                                                -----------
              INVESTMENTS IN SECURITIES (Cost $29,175,765)                                       34,020,368
                                                                                                -----------
              SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $--)                                          --
                                                                                                -----------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 30.31%                                         14,796,612
                                                                                                -----------
   TOTAL NET ASSETS -- 100.00%                                                                  $48,816,980
                                                                                                ===========

*   Non-income producing security.
**  Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity  investment  valued at fair value. The total market value of investments  carried at fair value amounted to $19,202,516 which represented 39.33% of the net assets at March 31, 2008.
(b) Restricted  private  investment  in public  entity  valued at fair  value.  The  total  market  value of investment  valued at fair market value amounted to $4,356,508 which  represented 8.92% of net assets at
    March 31, 2008.

                                                                               2

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:


        ---------------------------------------------------------------------------------------------------------------
        VALUATION INPUTS                                    INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        ---------------------------------------------------------------------------------------------------------------
        LEVEL 1 - QUOTED PRICES                                      $ 8,620,926                     $      --
        ---------------------------------------------------------------------------------------------------------------
        LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                $ 6,196,926                     $      --
        ---------------------------------------------------------------------------------------------------------------
        LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS              $19,202,516                     $      --
        ---------------------------------------------------------------------------------------------------------------
           TOTAL                                                     $34,020,368                     $      --
        ---------------------------------------------------------------------------------------------------------------

* Other Financial Instruments includes Bank Loans, Futures, Forwards and Swap Contracts

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                            INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        ---------------------------------------------------------------------------------------------------------------
        BALANCE AS OF DECEMBER 31, 2007                              $20,760,219                     $      --
        ---------------------------------------------------------------------------------------------------------------
           ACCRUED DISCOUNTS/PREMIUMS                                $        --                     $      --
        ---------------------------------------------------------------------------------------------------------------
           REALIZED GAIN/LOSS                                        $ 2,632,502                     $      --
        ---------------------------------------------------------------------------------------------------------------
           CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)          $(1,095,113)                    $      --
        ---------------------------------------------------------------------------------------------------------------
           NET PURCHASES (SALES)                                     $(3,095,092)                    $      --
        ---------------------------------------------------------------------------------------------------------------
           TRANSFERS IN AND/OR OUT OF LEVEL 3                        $        --                     $      --
        ---------------------------------------------------------------------------------------------------------------
        BALANCE AS OF MARCH 31, 2008                                 $19,202,516                     $      --
        ---------------------------------------------------------------------------------------------------------------

* Other Financial Instruments includes Futures, Forwards  and  Swap Contracts

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Juniper Crossover Fund, L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.